Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Schedule of Assumptions Used to Estimate Fair Values of Share Options Granted

The following table presents the assumptions used to estimate the fair values of the share options granted in the years presented:

	March 2016	August 2016	December 2016	May 2017	September 2017	2018
Risk-free rate of return	2.8%	2.5%	3.4%	3.2%	3.5%	2.7%-3.2%
Contractual life of option	10 years	10 years	10 years	10 years	10 years	10 years
Expected term	n/a	n/a	n/a	n/a	n/a	6.5 years
Estimated volatility rate	70%	70%	70%	70%	70%	70%
Expected dividend yield	0%	0%	0%	0%	0%	0%
Fair value of underlying ordinary shares	7.14	8.04	8.04	9.60	27.93	17.60-24.58

Summary of Option Activity

A summary of option activity under the Plan during the years ended December 31, 2016, 2017 and 2018 is presented below:

	Number of options	Weighted average exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		$	Years	$
Outstanding at January 1, 2016	4,309,232	0.60	9.68	18,874,438
Granted	2,918,993	1.53	—	—
Forfeited	(84)	1.74	—	—
Outstanding at December 31, 2016	7,228,141	0.97	9.00	53,677,170
Granted	264,480	8.76	—	—
Exercised	(100,834)	0.65	—	—
Forfeited	(843,410)	1.11	—	—
Outstanding at December 31, 2017	6,548,377	1.28	8.06	130,668,851
Granted	2,759,750	21.15	—	—
Exercised	(256,065)	0.76	—	—
Forfeited	(290,327)	3.73	—	—
Outstanding at December 31, 2018	8,761,735	7.47	7.80	138,009,758
Vested and Exercisable as of December 31, 2018	3,321,376	1.01	6.93	73,775,871
Vested or expected to vest as of December 31, 2018	8,761,735	7.47	7.80	138,009,758

Allocation of Compensation Expense Related to Option

The weighted-average grant-date fair value of the options granted in 2016, 2017 and 2018 were $6.94, $13.92 and $14.03 per share, respectively. The Group recorded compensation expense related to the options of $3,524,733, $4,751,933 and $9,403,059 for the year ended December 31, 2016, 2017 and 2018, respectively, which were classified in the accompanying consolidated statements of operations as follows:

	Year ended December 31,
	2016	2017	2018
	$	$	$
Selling, general and administrative	1,472,993	2,215,282	4,428,266
Research and development	2,051,740	2,536,651	4,974,793
Total	3,524,733	4,751,933	9,403,059

Allocation of Compensation Expense Related to Restricted Shares	As of December 31, 2018, there was $14,386,103 of total unrecognized compensation expense related to non-vested restricted shares. The Group recorded compensation expense related to the restricted shares of $1,400,545, $5,179,173 and $2,826,584 for the year ended December 31, 2016, 2017 and 2018, respectively, which were classified in the accompanying consolidated statements of operations as follows:
	Year ended December 31,
	2016	2017	2018
	$	$	$
Selling, general and administrative	825,822	3,848,165	2,206,046
Research and development	574,723	1,331,008	620,538
Total	1,400,545	5,179,173	2,826,584